Reclamation and Remediation Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Reclamation And Remediation Obligations
Changes to asset retirement obligation liability
	December 31, 2020	December 31,2019
	$’000	$’000
Reclamation and remediation obligation - beginning of year	$5,803	$1,274
Reverse acquisition (note 25)	-	2,075
Change in estimate	(677)	2,419
Accretion expense	13	35
Reclamation and remediation obligation - end of year	$5,139	$5,803